GuidePath® Income Fund
Schedule of Investments (Unaudited)
June 30, 2020

Number of Shares		Value
	INVESTMENT COMPANIES - 98.10%
	Exchange Traded Funds - 98.10%
112,658	iShares Core U.S. Aggregate Bond ETF (c)	$13,317,302
146,116	iShares Intermediate-Term Corporate Bond ETF (c)	8,822,484
161,077	VanEck Vectors Emerging Markets High Yield Bond ETF (a)	3,588,796
39,582	Vanguard Total Bond Market ETF	3,496,674
	Total Investment Companies (Cost $28,765,657)	29,225,256

	SHORT TERM INVESTMENTS - 1.19%
	Money Market Funds - 1.19%
355,961	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 0.12% (b)	355,961
	Total Short Term Investments (Cost $355,961)	355,961

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 0.11%
32,373	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 0.33% (b)	32,373
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $32,373)	32,373

	Total Investments (Cost $29,153,991) - 99.40%	29,613,590
	Other Assets in Excess of Liabilities - 0.60%	177,718
	TOTAL NET ASSETS - 100.00%	$29,791,308

Percentages are stated as a percent of net assets.

(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of June 30, 2020.
(c)
Fair value of these securities exceeds 25% of the Fund's net assets. Additional information for these securities, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.